Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	106,627,080	36,626,371	107,688,293
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			91,600,398
Series A Preferred Shares Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			216,667
Ordinary Share Warrant - Term Loan Issuance
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	500,000	500,000
Ordinary Share Warrants Issued to MVIL - Related Party
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	46,153,846
2020 Restricted Share Units (In Ordinary Shares)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	15,013,296
Outstanding Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	44,959,938	36,126,371	15,871,228